SHARE-BASED COMPENSATION - Summary Of Restricted Shares Granted (Details) ¥ in Thousands	5 Months Ended	12 Months Ended
	Jun. 11, 2019 $ / shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 $ / shares shares
Unvested restricted shares
Unrecognized share-based compensation cost
Unrecognized share-based compensation cost | ¥		¥ 0
Fang
Weighted Average Grant Date Fair Value - Restricted Shares
Outstanding at beginning of period		¥ 17.55
Vested		17.55
Forfeited		17.55
Outstanding at end of period		¥ 17.55	$ 17.55
Unrecognized share-based compensation cost
Weighted-average vesting period of unrecognized share-based compensation cost		2 years 1 month 6 days
Fang | Unvested restricted shares
Number of restricted shares
Outstanding at beginning of period | shares		28,370
Vested | shares		(22,300)
Forfeited | shares		(6,070)
Outstanding at end of period | shares			28,370
Fang | Stock Option | Company's employees
Unrecognized share-based compensation cost
Weighted average grant date fair value of option per share	$ 2.88
CIH's board of directors | Unvested restricted shares
Number of restricted shares
Outstanding at beginning of period | shares		301,475
Vested | shares		(282,790)
Forfeited | shares		(18,685)
Outstanding at end of period | shares			301,475
Weighted Average Grant Date Fair Value - Restricted Shares
Outstanding at beginning of period		¥ 0.34
Vested		0.34
Forfeited		0.34
Outstanding at end of period		¥ 0.34	$ 0.34
CIH's board of directors | Stock Option
Unrecognized share-based compensation cost
Weighted average grant date fair value of option per share			$ 0.49